SUPPLEMENTAL CASH FLOW INFORMATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Supplemental Cash Flow Information [Abstract]
Cash Flow, Supplemental Disclosures [Text Block]
NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands):

	Six months ended June 30,
	2013	2012
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	$999	$674
Derivative liability reclassified to equity upon exercise of warrants	55	427

There was no cash paid for interest and income taxes for the three or six months ended June 30, 2013 and 2012.

NOTE 4 – SUPPLEMENTAL CASH FLOW INFORMATION

The following table contains additional information for the periods reported (in thousands).

	Year ended December 31,
	2012	2011
Non-cash financial activities:
Common stock options issued as payment of accrued compensation	674	-
Derivative liability reclassified to equity upon exercise of warrants	608	-
Common stock units issued as payment of accrued consulting fees	-	60
Common stock units issued as payment of placement fees	-	110
Common stock and warrants issued as payment of consulting fees	-	499

There was no cash paid for interest and income taxes for the years ended December 31, 2012 and 2011.